Income tax expense - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income taxes paid (refund) [abstract]
Current income tax expense	€ (6,597)	€ (3,041)	€ (24,389)
Adjustments in respect of current income tax of prior years	4,225	(149)	510
Deferred tax benefit	16,174	34,167	16,198
Total reported effective tax benefit / (expense)	13,802	30,977	(7,681)
Of which income tax benefit related to amortization of acquisition related items	10,135	15,066	15,066
Of which tax impact on exceptional items	(840)	3,726	1,210
Of which exceptional income tax expense	(416)	(2,303)	(1,341)
Adjustments for tax losses used to offset prior years profits	3,900
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) / Profit before tax	(108,495)	(465,362)	9,350
Tax benefit / (expense) calculated at the historical weighted average expected tax rate of 24.00% (24.00% in FY2020/21, 24.00% in FY2019/20)	26,039	111,687	(2,244)
Adjustments in respect of prior years	141	(149)	550
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	(124)	(590)	1,530
Expenses not deductible for tax purposes	(4,873)	(32,138)	(15,882)
Current year losses not generating deferred tax assets	(2,583)	(11,637)	0
Effect of capital reorganization	0	(15,225)	0
Effect of income taxed at different tax rates	(7,139)	(22,668)	6,250
Deferred tax assets recognized for future tax credits	0	440	1,045
Non-taxable gain on fair value measurement	1,870	0	0
Other tax items	471	1,257	1,070
Total reported effective tax benefit / (expense)	13,802	30,977	(7,681)
Tax effect on remeasurement of post-employment benefit obligations	(570)	108	307
Total tax effect	€ (570)	€ 108	€ 307